TAXES - Taxes Payable (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
TAXES
Income tax payable	$ 3,099,253	$ 2,565,551
Value added tax payable	5,009	8,956
Other taxes payable	5,752	5,469
Total taxes payable	$ 3,110,014	$ 2,579,976